Schedule of Investments(a)
May 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–64.14%
Aerospace & Defense–1.64%
RTX Corp.(b)	1,224,450	$132,007,955
Textron, Inc.	782,989	68,597,666
		200,605,621
Air Freight & Logistics–0.82%
FedEx Corp.	396,311	100,647,141
Apparel Retail–0.47%
TJX Cos., Inc. (The)	561,009	57,840,028
Application Software–0.67%
Salesforce, Inc.	348,450	81,690,618
Asset Management & Custody Banks–1.01%
KKR & Co., Inc., Class A	1,204,292	123,849,389
Automobile Manufacturers–0.85%
General Motors Co.	2,299,505	103,454,730
Broadline Retail–1.31%
Amazon.com, Inc.(c)	907,012	160,033,197
Building Products–1.41%
Johnson Controls International PLC	2,401,258	172,674,463
Cable & Satellite–0.46%
Comcast Corp., Class A	1,391,353	55,695,861
Cargo Ground Transportation–0.57%
J.B. Hunt Transport Services, Inc.	433,952	69,757,784
Casinos & Gaming–0.57%
Las Vegas Sands Corp.(b)	1,543,109	69,486,198
Communications Equipment–0.65%
Cisco Systems, Inc.	1,717,916	79,883,094
Consumer Finance–0.68%
American Express Co.	345,065	82,815,600
Distributors–0.65%
Genuine Parts Co.	546,762	78,810,275
Diversified Banks–5.91%
Bank of America Corp.	7,137,861	285,443,061
PNC Financial Services Group, Inc. (The)	780,189	122,793,947
Wells Fargo & Co.	5,244,472	314,248,762
		722,485,770
Electric Utilities–2.05%
American Electric Power Co., Inc.	899,050	81,139,262
FirstEnergy Corp.	1,716,259	69,096,587
PPL Corp.	3,404,529	99,854,836
		250,090,685
Electrical Components & Equipment–0.68%
Emerson Electric Co.	740,955	83,105,513
Shares		Value
Electronic Equipment & Instruments–0.72%
Zebra Technologies Corp., Class A(c)	281,816	$88,022,409
Electronic Manufacturing Services–0.64%
TE Connectivity Ltd.	518,481	77,616,606
Fertilizers & Agricultural Chemicals–0.51%
Corteva, Inc.	1,115,080	62,377,575
Food Distributors–1.57%
Sysco Corp.	1,477,455	107,588,273
US Foods Holding Corp.(c)	1,590,860	84,045,134
		191,633,407
Gold–0.46%
Barrick Gold Corp. (Canada)	3,271,231	55,905,338
Health Care Equipment–1.44%
GE HealthCare Technologies, Inc.	676,606	52,775,268
Medtronic PLC	1,514,064	123,199,388
		175,974,656
Health Care Services–1.18%
Cigna Group (The)	245,778	84,700,014
CVS Health Corp.	991,214	59,076,355
		143,776,369
Industrial Machinery & Supplies & Components–1.75%
Parker-Hannifin Corp.	284,528	151,232,322
Stanley Black & Decker, Inc.	710,475	61,932,106
		213,164,428
Insurance Brokers–1.07%
Willis Towers Watson PLC	513,894	131,191,998
Integrated Oil & Gas–4.20%
Chevron Corp.	822,561	133,501,650
Exxon Mobil Corp.	1,699,484	199,281,494
Shell PLC (United Kingdom)	2,363,613	85,314,016
Suncor Energy, Inc. (Canada)(b)	2,331,874	95,126,156
		513,223,316
Interactive Media & Services–2.28%
Alphabet, Inc., Class A(c)	1,096,572	189,158,670
Meta Platforms, Inc., Class A	191,755	89,516,987
		278,675,657
Investment Banking & Brokerage–2.12%
Charles Schwab Corp. (The)	1,619,820	118,700,410
Goldman Sachs Group, Inc. (The)	308,245	140,720,007
		259,420,417
IT Consulting & Other Services–0.68%
Cognizant Technology Solutions Corp., Class A	1,247,182	82,501,089
Managed Health Care–1.83%
Centene Corp.(c)	1,076,733	77,083,315
Elevance Health, Inc.	125,076	67,350,924

See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Shares		Value
Managed Health Care–(continued)
Humana, Inc.	220,679	$79,029,564
		223,463,803
Movies & Entertainment–0.82%
Walt Disney Co. (The)	963,024	100,067,824
Multi-line Insurance–1.24%
American International Group, Inc.	1,929,184	152,058,283
Oil & Gas Exploration & Production–1.45%
ConocoPhillips	1,525,145	177,648,890
Oil & Gas Refining & Marketing–0.51%
Phillips 66	435,788	61,929,833
Packaged Foods & Meats–0.69%
Kraft Heinz Co. (The)	2,387,995	84,463,383
Pharmaceuticals–4.69%
Bristol-Myers Squibb Co.	1,941,755	79,786,713
GSK PLC	3,194,995	71,689,329
Johnson & Johnson	1,007,033	147,701,530
Merck & Co., Inc.	729,402	91,569,127
Pfizer, Inc.	2,208,925	63,307,790
Sanofi S.A.	1,213,743	118,827,802
		572,882,291
Property & Casualty Insurance–0.71%
Allstate Corp. (The)	516,995	86,607,002
Rail Transportation–1.67%
CSX Corp.	2,983,187	100,682,561
Norfolk Southern Corp.	462,020	103,862,096
		204,544,657
Real Estate Services–1.29%
CBRE Group, Inc., Class A(c)	1,790,666	157,703,955
Regional Banks–0.85%
Citizens Financial Group, Inc.	2,956,399	104,331,321
Semiconductor Materials & Equipment–0.55%
Lam Research Corp.	71,766	66,917,489
Semiconductors–2.41%
Intel Corp.	2,463,216	75,990,214
Micron Technology, Inc.(b)	999,014	124,876,750
NXP Semiconductors N.V. (China)	344,854	93,834,773
		294,701,737
Specialty Chemicals–1.24%
DuPont de Nemours, Inc.	1,102,713	90,598,900
PPG Industries, Inc.	461,595	60,658,199
		151,257,099
Systems Software–0.88%
Oracle Corp.	919,582	107,765,815
Tobacco–1.16%
Philip Morris International, Inc.	1,394,841	141,408,980
Trading Companies & Distributors–0.98%
Ferguson PLC	583,136	119,974,401
Shares		Value
Transaction & Payment Processing Services–1.07%
Fiserv, Inc.(c)	869,530	$130,220,813
Wireless Telecommunication Services–1.08%
T-Mobile US, Inc.	755,084	132,109,497
Total Common Stocks & Other Equity Interests (Cost $5,501,105,517)		7,836,466,305
Principal Amount
U.S. Dollar Denominated Bonds & Notes–19.27%
Advertising–0.04%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	$5,660,000	5,489,037
Aerospace & Defense–0.42%
BAE Systems PLC (United Kingdom), 5.50%, 03/26/2054(d)	3,130,000	3,050,120
Boeing Co. (The), 5.81%, 05/01/2050	16,525,000	14,809,773
Lockheed Martin Corp.,
3.55%, 01/15/2026	14,804,000	14,434,441
4.15%, 06/15/2053(b)	5,231,000	4,225,839
5.20%, 02/15/2064	5,558,000	5,240,244
RTX Corp.,
4.45%, 11/16/2038	3,239,000	2,862,162
6.40%, 03/15/2054(b)	6,223,000	6,790,081
		51,412,660
Agricultural Products & Services–0.03%
Ingredion, Inc., 6.63%, 04/15/2037	3,940,000	4,237,280
Air Freight & Logistics–0.05%
FedEx Corp., 4.90%, 01/15/2034(b)	4,310,000	4,174,115
United Parcel Service, Inc., 3.40%, 11/15/2046	2,608,000	1,947,841
		6,121,956
Alternative Carriers–0.47%
Liberty Latin America Ltd. (Puerto Rico), Conv., 2.00%, 07/15/2024	28,911,000	28,289,413
Match Group Financeco 2, Inc., Conv., 0.88%, 06/15/2026(d)	16,590,000	15,048,789
Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(d)	16,603,000	13,607,819
		56,946,021
Application Software–0.70%
Dropbox, Inc., Conv., 0.00%, 03/01/2026(e)	51,429,000	48,137,544
Envestnet, Inc., Conv., 2.63%, 12/01/2027	23,029,000	25,389,473
Salesforce, Inc., 2.70%, 07/15/2041	10,414,000	7,274,620
Workday, Inc., 3.50%, 04/01/2027(b)	5,033,000	4,810,290
		85,611,927
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Asset Management & Custody Banks–0.29%
BlackRock, Inc., 4.75%, 05/25/2033(b)	$14,671,000	$14,335,892
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/2044(d)	3,975,000	3,624,299
Brookfield Corp. (Canada), 4.00%, 01/15/2025	4,515,000	4,470,379
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(d)	3,217,000	2,914,146
KKR Group Finance Co. XII LLC, 4.85%, 05/17/2032(d)	11,051,000	10,605,612
		35,950,328
Automobile Manufacturers–0.08%
General Motors Co., 6.60%, 04/01/2036	4,317,000	4,523,741
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032(b)	5,448,000	4,757,818
		9,281,559
Biotechnology–1.18%
AbbVie, Inc.,
4.50%, 05/14/2035	7,233,000	6,782,950
4.05%, 11/21/2039	13,812,000	11,924,611
4.85%, 06/15/2044	5,815,000	5,368,392
Alnylam Pharmaceuticals, Inc., Conv., 1.00%, 09/15/2027	35,337,000	32,994,157
Amgen, Inc., 5.25%, 03/02/2025	7,947,000	7,928,973
Halozyme Therapeutics, Inc., Conv., 0.25%, 03/01/2027	49,785,000	45,080,317
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026	35,890,000	34,373,648
		144,453,048
Brewers–0.23%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
4.70%, 02/01/2036	10,870,000	10,268,766
4.90%, 02/01/2046	6,301,000	5,789,540
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(d)	9,734,000	9,226,218
Molson Coors Beverage Co., 4.20%, 07/15/2046(b)	4,057,000	3,257,555
		28,542,079
Broadcasting–0.03%
Discovery Communications LLC, 4.90%, 03/11/2026	3,773,000	3,724,653
Broadline Retail–0.08%
Amazon.com, Inc., 2.88%, 05/12/2041	13,606,000	10,059,378
Building Products–0.04%
Carrier Global Corp., 6.20%, 03/15/2054(b)	4,481,000	4,809,974
Cable & Satellite–1.06%
Cable One, Inc.,
Conv., 0.00%, 03/15/2026(e)	51,123,000	44,425,887
1.13%, 03/15/2028	26,544,000	19,541,693
Principal Amount		Value
Cable & Satellite–(continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	$1,305,000	$1,291,984
Comcast Corp.,
3.15%, 03/01/2026	11,319,000	10,942,952
4.15%, 10/15/2028	9,915,000	9,575,637
3.90%, 03/01/2038	8,010,000	6,769,811
2.89%, 11/01/2051	3,128,000	1,947,295
2.94%, 11/01/2056	4,539,000	2,730,222
Cox Communications, Inc., 2.95%, 10/01/2050(d)	2,044,000	1,220,498
Liberty Broadband Corp., Conv., 3.13%, 04/06/2026(d)(f)	33,219,000	31,531,475
		129,977,454
Commercial & Residential Mortgage Finance–0.06%
Aviation Capital Group LLC, 4.88%, 10/01/2025(b)(d)	7,745,000	7,628,150
Commodity Chemicals–0.04%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(d)	4,638,000	4,904,181
Communications Equipment–0.03%
Cisco Systems, Inc., 5.30%, 02/26/2054(b)	3,481,000	3,417,469
Computer & Electronics Retail–0.07%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	7,851,000	7,924,499
8.35%, 07/15/2046	30,000	38,052
		7,962,551
Consumer Finance–0.12%
American Express Co., 3.63%, 12/05/2024	3,423,000	3,388,774
General Motors Financial Co., Inc., 5.25%, 03/01/2026	5,467,000	5,438,411
Synchrony Financial, 3.95%, 12/01/2027(b)	5,795,000	5,427,388
		14,254,573
Consumer Staples Merchandise Retail–0.15%
Dollar General Corp., 4.25%, 09/20/2024	18,724,000	18,635,118
Diversified Banks–0.94%
Bank of America Corp.,
3.25%, 10/21/2027(b)	5,705,000	5,385,648
2.57%, 10/20/2032(g)	8,683,000	7,165,399
Citigroup, Inc.,
3.67%, 07/24/2028(g)	5,405,000	5,136,323
6.68%, 09/13/2043	8,000,000	8,777,749
5.30%, 05/06/2044(b)	2,765,000	2,625,248
4.75%, 05/18/2046	4,145,000	3,631,813
HSBC Holdings PLC (United Kingdom), 2.63%, 11/07/2025(b)(g)	18,945,000	18,688,441
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
3.20%, 06/15/2026	$4,365,000	$4,202,097
3.51%, 01/23/2029(g)	11,170,000	10,515,311
4.26%, 02/22/2048(g)	5,355,000	4,519,657
3.90%, 01/23/2049(g)	11,170,000	8,849,698
PNC Financial Services Group, Inc. (The),
3.45%, 04/23/2029(b)	7,450,000	6,880,616
6.88%, 10/20/2034(b)(g)	6,126,000	6,641,934
U.S. Bancorp, Series W, 3.10%, 04/27/2026	3,245,000	3,112,121
Wells Fargo & Co.,
3.55%, 09/29/2025	6,840,000	6,671,559
4.10%, 06/03/2026	4,515,000	4,404,586
4.65%, 11/04/2044(b)	9,115,000	7,830,657
		115,038,857
Diversified Financial Services–0.03%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.85%, 10/29/2041	4,009,000	3,131,833
Diversified Metals & Mining–0.02%
Rio Tinto Finance (USA) Ltd. (Australia), 7.13%, 07/15/2028(b)	2,175,000	2,348,171
Diversified REITs–0.07%
CubeSmart L.P., 2.50%, 02/15/2032(b)	10,561,000	8,554,417
Drug Retail–0.06%
CVS Pass-Through Trust, 6.04%, 12/10/2028	3,825,990	3,813,369
Walgreens Boots Alliance, Inc., 4.50%, 11/18/2034(b)	4,519,000	3,949,164
		7,762,533
Electric Utilities–1.39%
Constellation Energy Generation LLC, 6.50%, 10/01/2053(b)	2,992,000	3,197,976
Electricite de France S.A. (France), 4.88%, 01/22/2044(d)	9,110,000	7,919,858
FirstEnergy Corp., Conv., 4.00%, 05/01/2026	54,373,000	54,590,492
Georgia Power Co., Series B, 3.70%, 01/30/2050	3,665,000	2,718,405
National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032(b)	9,898,000	8,267,555
NextEra Energy Capital Holdings, Inc.,
5.75%, 09/01/2025	22,708,000	22,753,999
3.55%, 05/01/2027(b)	5,572,000	5,314,475
Oglethorpe Power Corp., 4.55%, 06/01/2044	5,806,000	4,712,090
PPL Capital Funding, Inc., Conv., 2.88%, 03/15/2028	54,663,000	53,501,411
PPL Electric Utilities Corp., 6.25%, 05/15/2039	355,000	381,592
	Principal Amount	Value
Electric Utilities–(continued)
Xcel Energy, Inc., 3.50%, 12/01/2049	$10,280,000	$7,022,130
		170,379,983
Electrical Components & Equipment–0.02%
Rockwell Automation, Inc., 1.75%, 08/15/2031(b)	2,729,000	2,178,355
Financial Exchanges & Data–0.02%
Nasdaq, Inc., 5.95%, 08/15/2053	2,575,000	2,619,497
Food Distributors–0.08%
Sysco Corp., 3.75%, 10/01/2025	9,593,000	9,374,054
Health Care Equipment–0.38%
Becton, Dickinson and Co., 4.88%, 05/15/2044	3,739,000	3,203,960
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025	42,831,000	40,271,848
Medtronic, Inc., 4.38%, 03/15/2035	2,601,000	2,432,696
		45,908,504
Health Care REITs–0.17%
Welltower OP LLC, Conv., 2.75%, 05/15/2028(d)	17,592,000	20,869,390
Health Care Services–0.12%
Cigna Group (The), 4.80%, 08/15/2038	3,240,000	2,963,894
CVS Health Corp., 3.38%, 08/12/2024	3,740,000	3,723,033
NXP B.V./NXP Funding LLC (China), 5.35%, 03/01/2026	7,660,000	7,638,224
		14,325,151
Health Care Supplies–0.20%
Haemonetics Corp., Conv., 2.50%, 06/01/2029(d)	7,755,000	7,619,287
Merit Medical Systems, Inc., Conv., 3.00%, 02/01/2029(d)	15,227,000	17,236,964
		24,856,251
Home Improvement Retail–0.20%
Home Depot, Inc. (The), 5.13%, 04/30/2025	20,528,000	20,528,244
Lowe’s Cos., Inc., 4.25%, 04/01/2052	4,741,000	3,727,156
		24,255,400
Homebuilding–0.02%
M.D.C. Holdings, Inc., 6.00%, 01/15/2043	2,117,000	2,121,606
Hotels, Resorts & Cruise Lines–0.39%
Airbnb, Inc., Conv., 0.00%, 03/15/2026(e)	52,169,000	47,525,959
Industrial Conglomerates–0.12%
Honeywell International, Inc., 4.50%, 01/15/2034	16,007,000	15,278,242
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Industrial Machinery & Supplies & Components–0.25%
John Bean Technologies Corp., Conv., 0.25%, 05/15/2026	$33,206,000	$30,479,787
Integrated Oil & Gas–0.36%
BP Capital Markets America, Inc., 2.94%, 06/04/2051	10,062,000	6,414,289
Chevron Corp., 2.95%, 05/16/2026	9,807,000	9,431,048
Exxon Mobil Corp.,
2.71%, 03/06/2025	5,658,000	5,545,369
3.04%, 03/01/2026	11,316,000	10,933,954
Shell International Finance B.V., 3.25%, 05/11/2025	11,316,000	11,104,434
		43,429,094
Integrated Telecommunication Services–0.31%
AT&T, Inc.,
4.30%, 02/15/2030(b)	3,526,000	3,361,989
3.55%, 09/15/2055	4,562,000	3,065,658
3.80%, 12/01/2057	3,619,000	2,521,508
Orange S.A. (France), 9.00%, 03/01/2031	4,443,000	5,316,008
Telefonica Emisiones S.A. (Spain), 5.21%, 03/08/2047(b)	6,725,000	5,992,585
Verizon Communications, Inc.,
3.38%, 02/15/2025(b)	13,206,000	13,004,512
3.40%, 03/22/2041	5,788,000	4,430,902
		37,693,162
Interactive Home Entertainment–0.03%
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027(b)	3,559,000	3,412,747
Interactive Media & Services–0.37%
Meta Platforms, Inc., 5.60%, 05/15/2053	14,968,000	15,176,872
Snap, Inc., Conv., 0.50%, 05/01/2030(d)	31,281,000	30,300,851
		45,477,723
Internet Services & Infrastructure–0.24%
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	31,379,000	29,213,849
Investment Banking & Brokerage–1.89%
Goldman Sachs Group, Inc. (The),
4.25%, 10/21/2025	5,807,000	5,705,135
2.91%, 07/21/2042(g)	3,205,000	2,267,401
GS Finance Corp.,
Series 0003, Conv., 0.50%, 04/11/2028(d)	62,573,000	73,421,963
0.00%, 07/19/2029(d)(e)	62,330,000	77,903,473
1.00%, 07/30/2029(d)	62,338,000	64,465,053
Morgan Stanley, 4.00%, 07/23/2025(b)	6,870,000	6,760,281
		230,523,306
Life & Health Insurance–0.62%
American National Group, Inc., 5.00%, 06/15/2027	8,671,000	8,406,734
Athene Global Funding, 2.75%, 06/25/2024(d)	2,890,000	2,884,622
Brighthouse Financial, Inc., 3.85%, 12/22/2051	18,342,000	11,497,152
Principal Amount		Value
Life & Health Insurance–(continued)
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(d)	$20,728,000	$19,223,772
GA Global Funding Trust, 5.50%, 01/08/2029(d)	12,448,000	12,401,634
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(d)	4,250,000	3,856,361
Pacific Life Global Funding II, 5.50%, 08/28/2026(d)	13,319,000	13,392,369
Prudential Financial, Inc., 3.91%, 12/07/2047	4,898,000	3,771,875
		75,434,519
Life Sciences Tools & Services–0.17%
Thermo Fisher Scientific, Inc., 1.22%, 10/18/2024	21,232,000	20,890,253
Managed Health Care–0.04%
UnitedHealth Group, Inc., 3.50%, 08/15/2039	5,806,000	4,681,568
Movies & Entertainment–0.46%
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027	20,617,000	22,359,934
TWDC Enterprises 18 Corp., 3.00%, 02/13/2026	3,773,000	3,638,250
Warnermedia Holdings, Inc.,
3.79%, 03/15/2025(b)	16,392,000	16,124,965
5.05%, 03/15/2042(b)	7,965,000	6,586,212
5.14%, 03/15/2052(b)	9,886,000	7,809,197
		56,518,558
Multi-line Insurance–0.05%
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(d)	9,030,000	6,225,720
Multi-Utilities–0.08%
NiSource, Inc., 4.38%, 05/15/2047	6,015,000	4,911,345
Sempra, 3.80%, 02/01/2038	5,871,000	4,802,244
		9,713,589
Oil & Gas Exploration & Production–0.32%
Cameron LNG LLC, 3.70%, 01/15/2039(d)	6,519,000	5,263,490
ConocoPhillips Co., 4.15%, 11/15/2034	2,403,000	2,174,740
Diamondback Energy, Inc., 5.75%, 04/18/2054	5,160,000	4,978,178
Northern Oil and Gas, Inc., Conv., 3.63%, 04/15/2029	21,570,000	26,148,232
		38,564,640
Oil & Gas Refining & Marketing–0.03%
Valero Energy Corp., 4.00%, 06/01/2052(b)	5,068,000	3,734,152
Oil & Gas Storage & Transportation–0.53%
Energy Transfer L.P.,
6.40%, 12/01/2030(b)	4,861,000	5,076,687
4.90%, 03/15/2035	3,640,000	3,394,932
5.30%, 04/01/2044	8,165,000	7,321,125
5.00%, 05/15/2050	7,684,000	6,527,163
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Enterprise Products Operating LLC,
6.45%, 09/01/2040	$555,000	$599,024
4.25%, 02/15/2048(b)	7,354,000	6,025,671
Kinder Morgan, Inc.,
4.30%, 06/01/2025	9,053,000	8,933,407
5.30%, 12/01/2034(b)	4,203,000	4,072,910
MPLX L.P., 4.50%, 04/15/2038	8,564,000	7,453,867
Spectra Energy Partners L.P., 4.50%, 03/15/2045	5,468,000	4,485,455
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	3,835,000	4,181,721
Williams Cos., Inc. (The), 5.40%, 03/02/2026	7,016,000	7,005,710
		65,077,672
Other Specialized REITs–0.14%
EPR Properties, 4.75%, 12/15/2026(b)	17,525,000	16,931,616
Packaged Foods & Meats–0.01%
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	648,000	637,218
Paper & Plastic Packaging Products & Materials–0.02%
International Paper Co., 6.00%, 11/15/2041(b)	2,855,000	2,818,369
Passenger Airlines–0.07%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	2,283,161	2,181,253
United Airlines Pass-Through Trust,
Series 2014-2, Class A, 3.75%, 09/03/2026	2,870,273	2,752,114
Series 2018-1, Class AA, 3.50%, 03/01/2030	3,883,972	3,563,901
		8,497,268
Personal Care Products–0.05%
Kenvue, Inc., 5.05%, 03/22/2053(b)	7,142,000	6,718,317
Pharmaceuticals–0.38%
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(b)(d)	9,800,000	9,261,241
Bayer US Finance LLC (Germany), 6.88%, 11/21/2053(b)(d)	4,531,000	4,701,506
Bristol-Myers Squibb Co.,
4.13%, 06/15/2039	6,435,000	5,568,319
6.25%, 11/15/2053	8,079,000	8,709,075
Haleon US Capital LLC, 4.00%, 03/24/2052(b)	2,954,000	2,341,273
Pacira BioSciences, Inc., Conv., 0.75%, 08/01/2025	13,205,000	12,378,367
Zoetis, Inc., 4.70%, 02/01/2043	4,101,000	3,667,513
		46,627,294
Property & Casualty Insurance–0.14%
Allstate Corp. (The), 3.28%, 12/15/2026	3,260,000	3,107,002
Principal Amount		Value
Property & Casualty Insurance–(continued)
Markel Group, Inc.,
5.00%, 03/30/2043	$4,185,000	$3,703,411
5.00%, 05/20/2049	5,140,000	4,552,045
Travelers Cos., Inc. (The), 4.60%, 08/01/2043	6,455,000	5,808,733
		17,171,191
Rail Transportation–0.22%
Canadian Pacific Railway Co. (Canada), 3.00%, 12/02/2041(b)	3,965,000	3,432,404
Norfolk Southern Corp.,
3.40%, 11/01/2049	4,879,000	3,428,110
5.35%, 08/01/2054(b)	5,099,000	4,853,176
Union Pacific Corp.,
3.20%, 05/20/2041	10,131,000	7,691,264
4.15%, 01/15/2045	4,410,000	3,546,064
3.84%, 03/20/2060	5,560,000	4,074,586
		27,025,604
Regional Banks–0.03%
Citizens Financial Group, Inc., 6.65%, 04/25/2035(b)(g)	3,122,000	3,204,987
Reinsurance–0.06%
Global Atlantic (Fin) Co., 6.75%, 03/15/2054(b)(d)	2,423,000	2,422,704
PartnerRe Finance B LLC, 3.70%, 07/02/2029	5,795,000	5,397,237
		7,819,941
Restaurants–0.06%
Starbucks Corp., 3.55%, 08/15/2029(b)	7,440,000	6,945,261
Retail REITs–0.24%
Brixmor Operating Partnership L.P., 5.50%, 02/15/2034	10,029,000	9,791,009
Kimco Realty OP LLC, 3.20%, 04/01/2032(b)	12,105,000	10,330,095
Regency Centers L.P.,
2.95%, 09/15/2029	7,960,000	7,112,058
4.65%, 03/15/2049	2,970,000	2,495,155
		29,728,317
Self-Storage REITs–0.07%
Extra Space Storage L.P.,
3.50%, 07/01/2026(b)	4,667,000	4,477,214
5.70%, 04/01/2028	3,806,000	3,848,562
		8,325,776
Semiconductors–0.76%
Broadcom, Inc., 3.47%, 04/15/2034(b)(d)	6,975,000	5,881,640
Marvell Technology, Inc., 2.45%, 04/15/2028	12,029,000	10,811,857
Microchip Technology, Inc.,
Conv., 0.13%, 11/15/2024	39,559,000	43,772,033
0.75%, 06/01/2027(d)(f)	23,269,000	23,830,803
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Semiconductors–(continued)
Micron Technology, Inc.,
4.66%, 02/15/2030(b)	$7,270,000	$7,020,589
3.37%, 11/01/2041	1,778,000	1,303,011
		92,619,933
Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	1,665,000	1,411,756
Systems Software–0.22%
Microsoft Corp., 3.50%, 02/12/2035(b)	4,259,000	3,830,894
Oracle Corp., 3.60%, 04/01/2040	10,910,000	8,408,916
VMware LLC, 1.00%, 08/15/2024	14,992,000	14,844,949
		27,084,759
Technology Distributors–0.06%
Avnet, Inc., 4.63%, 04/15/2026	7,645,000	7,503,619
Technology Hardware, Storage & Peripherals–0.03%
Apple, Inc., 3.35%, 02/09/2027	3,495,000	3,364,754
Telecom Tower REITs–0.16%
American Tower Corp., 1.60%, 04/15/2026	8,541,000	7,954,261
Crown Castle, Inc.,
2.50%, 07/15/2031(b)	14,073,000	11,571,266
4.75%, 05/15/2047(b)	470,000	401,406
		19,926,933
Tobacco–0.29%
Altria Group, Inc., 5.80%, 02/14/2039	12,541,000	12,444,720
Philip Morris International, Inc.,
3.25%, 11/10/2024(b)	12,062,000	11,942,776
4.88%, 11/15/2043	11,740,000	10,470,423
		34,857,919
Trading Companies & Distributors–0.04%
Air Lease Corp., 4.25%, 09/15/2024	4,355,000	4,334,867
Transaction & Payment Processing Services–0.74%
Block, Inc., Conv., 0.13%, 03/01/2025	45,518,000	43,786,040
Fiserv, Inc., 2.75%, 07/01/2024	1,954,000	1,949,441
Global Payments, Inc., Conv., 1.50%, 03/01/2031(d)	48,873,000	45,094,452
		90,829,933
Wireless Telecommunication Services–0.32%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042(b)	6,610,000	5,648,109
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043(b)	6,080,000	5,141,659
4.30%, 02/15/2048	8,020,000	6,342,201
Principal Amount		Value
Wireless Telecommunication Services–(continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025(d)	$5,074,250	$5,037,924
T-Mobile USA, Inc.,
2.70%, 03/15/2032(b)	10,676,000	8,880,002
3.40%, 10/15/2052	7,422,000	5,051,329
6.00%, 06/15/2054(b)	3,234,000	3,343,602
		39,444,826
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,479,814,765)		2,354,848,396
U.S. Treasury Securities–9.71%
U.S. Treasury Bills–0.01%
5.27%, 09/05/2024(h)(i)	1,800,000	1,775,490
U.S. Treasury Bonds–0.78%
4.50%, 02/15/2036	5,525,000	5,573,775
4.63%, 05/15/2044	59,827,900	59,182,880
4.25%, 02/15/2054	31,887,200	29,916,671
		94,673,326
U.S. Treasury Notes–8.92%
4.88%, 04/30/2026	312,913,000	312,827,437
4.50%, 05/15/2027	227,929,000	226,869,486
4.63%, 04/30/2029	318,991,900	320,586,859
4.63%, 04/30/2031	207,598,000	209,154,985
4.38%, 05/15/2034	20,463,300	20,282,648
		1,089,721,415
Total U.S. Treasury Securities (Cost $1,182,550,820)		1,186,170,231
Shares
Preferred Stocks–0.54%
Asset Management & Custody Banks–0.20%
AMG Capital Trust II, 5.15%, Conv. Pfd.	483,000	24,787,560
Oil & Gas Storage & Transportation–0.34%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	875,900	41,605,250
Total Preferred Stocks (Cost $60,254,605)		66,392,810
Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.12%
Federal Home Loan Mortgage Corp. (FHLMC)–0.06%
6.75%, 03/15/2031	$7,000,001	7,873,603
5.50%, 02/01/2037	3	3
		7,873,606
Federal National Mortgage Association (FNMA)–0.06%
6.63%, 11/15/2030	6,315,000	7,013,059
7.00%, 07/01/2032	3,769	3,872
		7,016,931
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Government National Mortgage Association (GNMA)–0.00%
8.00%, 06/15/2026 to 01/20/2031	$3,101	$3,126
7.50%, 12/20/2030	337	343
		3,469
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $17,460,460)		14,894,006

Municipal Obligations–0.04%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057 (Cost $4,661,000)	4,661,000	5,250,029
Shares
Money Market Funds–5.90%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(j)(k)	253,877,094	253,877,094
Invesco Liquid Assets Portfolio, Institutional Class, 5.30%(j)(k)	176,240,462	176,293,335
Invesco Treasury Portfolio, Institutional Class, 5.22%(j)(k)	290,145,250	290,145,250
Total Money Market Funds (Cost $720,239,259)		720,315,679
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.72% (Cost $9,966,086,426)		12,184,337,456
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.96%
Invesco Private Government Fund, 5.30%(j)(k)(l)	66,855,271	$66,855,271
Invesco Private Prime Fund, 5.48%(j)(k)(l)	171,861,955	171,913,513
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $238,768,834)		238,768,784
TOTAL INVESTMENTS IN SECURITIES–101.68% (Cost $10,204,855,260)		12,423,106,240
OTHER ASSETS LESS LIABILITIES—(1.68)%		(205,520,634)
NET ASSETS–100.00%		$12,217,585,606
Investment Abbreviations:
Conv.	– Convertible
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2024.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $562,576,384, which represented 4.60% of the Fund’s Net Assets.
(e)	Zero coupon bond issued at a discount.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$184,477,754	$656,619,669	$(587,220,329)	$-	$-	$253,877,094	$8,313,110
Invesco Liquid Assets Portfolio, Institutional Class	126,706,527	469,014,049	(419,443,091)	14,824	1,026	176,293,335	5,894,554
Invesco Treasury Portfolio, Institutional Class	210,831,719	750,422,478	(671,108,947)	-	-	290,145,250	9,482,103
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$39,668,762	$746,555,883	$(719,369,374)	$-	$-	$66,855,271	$1,768,945*
Invesco Private Prime Fund	102,005,388	1,588,416,480	(1,518,532,751)	3,620	20,776	171,913,513	4,854,045*
Total	$663,690,150	$4,211,028,559	$(3,915,674,492)	$18,444	$21,802	$959,084,463	$30,312,757

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(l)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Treasury 5 Year Notes	85	September-2024	$(8,992,734)	$5,141	$5,141
U.S. Treasury 10 Year Notes	203	September-2024	(22,085,766)	2,731	2,731
U.S. Treasury 10 Year Ultra Notes	299	September-2024	(33,497,344)	139,508	139,508
Total Futures Contracts				$147,380	$147,380

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/06/2024	State Street Bank & Trust Co.	CAD	1,871,329	USD	1,374,034	$962
06/06/2024	State Street Bank & Trust Co.	USD	74,038,541	CAD	101,488,987	428,104
06/06/2024	State Street Bank & Trust Co.	USD	90,587,707	EUR	83,766,473	309,974
06/06/2024	State Street Bank & Trust Co.	USD	119,623,885	GBP	94,118,374	307,718
07/05/2024	State Street Bank & Trust Co.	USD	1,634,761	EUR	1,511,110	7,109
Subtotal—Appreciation						1,053,867
Currency Risk
06/06/2024	Bank of New York Mellon (The)	GBP	90,819,129	USD	113,641,158	(2,086,337)
06/06/2024	State Street Bank & Trust Co.	CAD	102,118,592	USD	74,301,458	(627,156)
06/06/2024	State Street Bank & Trust Co.	EUR	86,351,745	USD	92,364,963	(1,338,078)
06/06/2024	State Street Bank & Trust Co.	GBP	4,525,352	USD	5,676,866	(89,625)
06/06/2024	State Street Bank & Trust Co.	USD	1,838,688	CAD	2,500,934	(3,649)
06/06/2024	State Street Bank & Trust Co.	USD	2,814,184	EUR	2,585,272	(8,823)
06/06/2024	State Street Bank & Trust Co.	USD	1,566,163	GBP	1,226,107	(3,780)
07/05/2024	State Street Bank & Trust Co.	CAD	96,452,138	USD	70,401,993	(410,478)
07/05/2024	State Street Bank & Trust Co.	EUR	82,146,126	USD	88,957,354	(297,076)
07/05/2024	State Street Bank & Trust Co.	GBP	91,660,904	USD	116,518,516	(298,409)
Subtotal—Depreciation						(5,163,411)
Total Forward Foreign Currency Contracts						$(4,109,544)

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$7,560,635,158	$275,831,147	$—	$7,836,466,305
U.S. Dollar Denominated Bonds & Notes	—	2,354,848,396	—	2,354,848,396
U.S. Treasury Securities	—	1,186,170,231	—	1,186,170,231
Preferred Stocks	66,392,810	—	—	66,392,810
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	14,894,006	—	14,894,006
Municipal Obligations	—	5,250,029	—	5,250,029
Money Market Funds	720,315,679	238,768,784	—	959,084,463
Total Investments in Securities	8,347,343,647	4,075,762,593	—	12,423,106,240
Other Investments - Assets*
Futures Contracts	147,380	—	—	147,380
Forward Foreign Currency Contracts	—	1,053,867	—	1,053,867
	147,380	1,053,867	—	1,201,247
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(5,163,411)	—	(5,163,411)
Total Other Investments	147,380	(4,109,544)	—	(3,962,164)
Total Investments	$8,347,491,027	$4,071,653,049	$—	$12,419,144,076

*	Unrealized appreciation (depreciation).
Invesco Equity and Income Fund